SUPPLEMENT DATED DECEMBER 1, 2003 TO

                        PROSPECTUS DATED MAY 1, 2003 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VL SEPARATE ACCOUNT - C

With respect to the Fidelity Variable Insurance Products Fund - VIP High Income Portfolio and the Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities Portfolio, Appendix B is modified as follows:


Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Sub-Account Portfolio                      0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Growth Opportunities Portfolio: Initial Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
Total Sub-Account Portfolio                      0.70%
Annual Operating Expenses:
------------------------------------------------ -----------------------------------------------------------------------------------